PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

3.  PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2016 and 2017 were as follows:

	2016	2017
	RMB	RMB
Prepayments and other deposits	5,082,058,275	4,575,682,047
Receivable from loans to the users	87,773,083	563,531,742
Prepaid expenses	439,983,044	424,602,556
Receivables from financial institution	207,182,863	96,066,261
Others	389,988,421	512,382,566

Total	6,206,985,686	6,172,265,172